Income taxes (Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 11,888	$ 5,054	$ (70,910)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit (expense)	$ (2,734)	$ (1,162)	$ 16,309
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	15,460	15,885	(4,491)
Effect of technological preferred enterprise status (TPE)	1,650	0	0
Effect of entities with different tax rates	(203)	(51)	(145)
Non-deductible expenses	(4,607)	(6,296)	(11,840)
Write-off of NOL due to limitation on utilization	0	(8,305)	0
Uncertain tax provision	(2,532)	(1,111)	(302)
Other	(676)	(333)	(108)
Total	$ 6,358	$ (1,373)	$ (577)